Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss			$ (1,841,617)	$ (125,298)
Net loss attributable to non-controlling interest				20,011
Net loss	(2,279,026)	(4,281,791)	(1,841,617)	(105,287)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization expense	108,183	22,633	229,530	51,189
Goodwill impairment				378,433
Amortization of debt discount	432,072
Stock-based compensation	222,809	3,063,185	657,947
Bad debt expense	45,254		205,455
Gain on settlement of debt		(41,254)
Gain on forgiveness of PPP loans	(20,800)		(614,972)
Loss on forgiveness of debt			11,754	(507,207)
Impairment expense		978,795
Change in assets and liabilities:
Accounts receivable	(775,561)	(255,417)	(27,013)	37,593
Inventory	(110,649)	(165,105)	(110,699)	(25,674)
Prepaid expense	(597,538)	34,107	113,869	48,450
Franchise fees	(101,100)
Deposits	(161,147)
Accounts payable and accrued expenses	1,925,932	49,328	(84,658)	(131,654)
Accounts payable and accrued expenses - related party		(113,422)	(113,422)	(3,754)
Deferred revenue	756,345	(7,631)	(116,413)	(640,881)
Net cash used in operating activities	(555,225)	(716,572)	(1,690,239)	(898,792)
Cash flows used in investing activities:
Acquisition of ALTD, net			4,122
Acquisition of Rush Soccer, net of cash acquired	1,216,126
Construction in progress	(1,123,413)
Purchase of fixed assets	(439,419)		(1,967)	(11,667)
Net cash provided by (used in) investing activities	(346,706)		2,155	(11,667)
Cash flows from financing activities:
Proceeds from notes payable	13,595,372		500,000	673,465
Proceeds from stock options exercised		19,250	19,250
Proceeds from PPP loans		957,283	584,377	30,595
Proceeds from private placement of BHI common stock			1,251,000
Partners’ capital, net				90,127
Repayment of notes payable to related parties		(69,200)	(69,200)
Repayment of financing	(377,482)
Deferred offering costs	(197,500)
Repayment of notes payable	(202,319)		(308,181)
Net cash provided by financing activities	12,818,071	907,333	1,977,246	794,187
Net increase (decrease) in cash	11,916,140	190,761	289,162	(116,272)
Cash at beginning of period	423,165	134,003	134,003	250,275
Cash at end of period	12,339,305	324,764	423,165	134,003
Cash paid for interest	270,963		23,651	45,522
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of common stock for financing	5,527,089
Issuance of common stock for acquisition			29,598,672
Issuance of common stock for accounts payable settlement			$ 90,708
Conversion of related party debt to common stock		90,708
Fixed assets acquired through financing	$ 58,921,902